RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Consulting fees	$ 0	$ 0	$ 36,377
Chief Executive Officer
Disclosure of transactions between related parties [line items]
Convertible debentures and accrued interest	$ 399,589	$ 369,589